INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The Company’s provision for income taxes consists of the following:

	Years Ended December 31,
(In thousands)	2025	2024
Current:
Federal	$(6)	$1
State	27	21
Total current	21	22
Deferred:
Federal	(1,862)	(897)
State	(235)	(263)
Change in valuation allowance	2,097	1,160
Total deferred	—	—
Total income tax expense (benefit)	$21	$22

SCHEDULE OF PROVISION FOR INCOME TAX DIFFERS FROM THE AMOUNT COMPUTED AT FEDERAL STATUTORY

The Company’s provision for income tax differs from the amount computed by applying the statutory federal income tax rate to income / (loss) before taxes after the adoption of ASU 2023-09 as follows:

	Year Ended December 31,
	2025
Statutory federal income tax rate	(3,170)	21.0%
State and local income tax, net of federal income tax effect (1)	51	(0.3)
Nontaxable or non-deductible items:
Convertible debt	754	(5.0)
Warrants	434	(2.9)
Transaction costs	235	(1.6)
Tax credits:
Research credits	(89)	0.6
Change in unrecognized tax benefits	2	0.0
Change in valuation allowance	1,862	(12.3)
Foreign tax effects	-	-
Effect of changes in tax laws or rates enacted in the current period	-	-
Effect of cross-border tax laws	-	-
Other
Federal NOL RTP	(293)	1.9
Deferred true-ups	292	(1.9)
Other	(57)	0.4
Total provision for income taxes	21	(0.1)%

(1)	State taxes in Texas made up the majority (greater than 50%) of the tax effect in this category.

The Company’s provision for income tax differs from the amount computed by applying the statutory federal income tax rate to income / (loss) before taxes prior to the adoption of ASU 2023-09 as follows:

December 31,
2024
Statutory federal income tax rate	21.0%
State tax provision	1.1
Convertible debt	(9.3)
Warrants	(5.6)
Research credits	1.5
Change in valuation allowance	(8.6)
Other	(0.4)
Total provision for income taxes	(0.3)%

SCHEDULE OF INCOME TAXES PAID NET OF REFUNDS

The following table presents income taxes paid (net of refunds received) for the year ended December 31, 2025, as required by ASU 2023-09:

December 31,
2025
Cash paid for income taxes, net of refunds:
Federal	-
State
Texas	15
Other jurisdictions	12
Total	27

SCHEDULE OF NET DEFERRED TAX ASSETS

As of December 31, 2025 and 2024, the net deferred tax assets consisted of the following:

	December 31,
(In thousands)	2025	2024
Deferred tax assets:
Accrued expenses	$366	$339
Research credits	768	716
Research & experimental capitalization	1,140	2,566
Inventory	432	403
Lease liability	1,097	1,208
Stock compensation	2,147	1,779
Net operating loss carryforwards	4,679	2,112
Other	31	8
Total gross deferred tax assets	10,660	9,131
Less valuation allowance	(8,928)	(6,832)
Total deferred tax assets	1,732	2,299
Deferred tax liabilities:
Property and equipment	(494)	(567)
Intangibles	(38)	(56)
Right-of-use asset	(953)	(1,079)
481(a) adjustment	(247)	(597)
Total deferred tax liabilities	(1,732)	(2,299)
Net deferred tax asset (liability)	$—	$—

SCHEDULE OF RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF THE VALUATION ALLOWANCE
	December 31,
(In thousands)	2025	2024
Valuation allowance at beginning of year	$6,832	$5,672
Change in valuation allowance	2,096	1,160
Valuation allowance at end of year	$8,928	$6,832

SCHEDULE OF RECONCILIATION OF THE BEGINNING AND ENDING AMOUNTS OF UNRECOGNIZED BENEFITS

	Years ended December 31,
(In thousands)	2025	2024
Unrecognized tax benefits at the beginning of year	$164	$126
Gross increases – current year tax positions	23	38
Gross increases – prior year tax positions	—	—
Gross decreases – prior year tax positions	(23)	—
Unrecognized tax benefits at end of year	$164	$164
Interest and penalties in year-end balance	$—	$—